Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2013	2014	2015
	$	$	$
Leasehold improvements	262,460	1,002,134	1,995,562
Furniture, fixtures and equipment	309,587	842,659	1,371,510
Motor Vehicles	—	—	431,405
Total	572,047	1,844,793	3,798,477
Accumulated depreciation	(108,905)	(485,178)	(1,324,513)
Property and equipment, net	463,142	1,359,615	2,473,964

Depreciation expense was $84,909, $358,407 and $793,991 for the years ended December 31, 2013, 2014 and 2015, respectively.